NOTES PAYABLE, LONG-TERM DEBT AND AVAILABLE CREDIT FACILITIES (Narrative) (Details) Share data in Millions, unless otherwise specified	12 Months Ended			1 Months Ended							4 Months Ended													3 Months Ended		0 Months Ended	1 Months Ended					1 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Sep. 30, 2010 Rohm And Haas [Member] USD ($)	Aug. 31, 2009 Rohm And Haas [Member] USD ($)	Aug. 31, 2009 Rohm And Haas [Member] EUR (€)	Mar. 31, 2010 Rohm And Haas [Member] USD ($)	Dec. 31, 2009 Rohm And Haas [Member] USD ($)	Apr. 02, 2009 Rohm And Haas [Member] USD ($)	Apr. 02, 2009 Rohm And Haas [Member] Current and Long Term [Member] USD ($)	May 07, 2009 Series B Preferred Stock [Member]	Nov. 04, 2010 Public Offering [Member] USD ($)	Aug. 04, 2009 Public Offering [Member] USD ($)	May 07, 2009 Public Offering [Member] USD ($)	Nov. 04, 2010 2.5% Notes Due 2016 [Member] USD ($)	Nov. 04, 2010 4.25% Due 2020 [Member] USD ($)	May 07, 2009 7.6% Notes Due 2014 [Member] USD ($)	May 07, 2009 8.55% Notes Due 2019 USD ($)	May 07, 2009 9.4% Notes Due 2039 [Member] USD ($)	May 07, 2009 8.55% Notes Due 2019 Offered To Paulson And Co And Haas Family In Public Offering [Member] USD ($)	Aug. 04, 2009 4.85% Notes Due 2012 [Member] USD ($)	Aug. 04, 2009 5.9% Notes Due 2015 [Member] USD ($)	Aug. 04, 2009 LIBOR Based Floating Notes Due 2011 [Member] USD ($)	Jun. 30, 2009 Loans Payable [Member] USD ($)	Jun. 30, 2009 Term Loan with Extension Option [Member] USD ($)	Mar. 09, 2009 Five Year Competitive Advance and Revolving Credit Facility Agreement [Member] USD ($)	Dec. 31, 2009 Five Year Competitive Advance and Revolving Credit Facility Agreement [Member] USD ($)	Jun. 30, 2009 Five Year Competitive Advance and Revolving Credit Facility Agreement [Member] USD ($)	May 31, 2009 Five Year Competitive Advance and Revolving Credit Facility Agreement [Member] USD ($)	Dec. 31, 2010 Three Year Competitive Advance and Revolving Credit Facility Agreement [Member] USD ($)	Jun. 04, 2010 Three Year Competitive Advance and Revolving Credit Facility Agreement [Member] USD ($)	Sep. 30, 2009 Calvin Capital LLC [Member] USD ($)
Notes Payable Long Term Debt and Available Credit Facilities [Line Items]
Principal amount												$ 2,500,000,000	$ 2,750,000,000	$ 6,000,000,000	$ 750,000,000	$ 1,750,000,000	$ 1,750,000,000	$ 3,250,000,000	$ 1,000,000,000	$ 1,350,000,000	$ 1,250,000,000	$ 1,250,000,000	$ 250,000,000
Debt Instrument, Interest Rate, Stated Percentage															2.50%	4.25%	7.60%	8.55%	9.40%	8.55%	4.85%	5.90%
Line of Credit Facility, Increase, Additional Borrowings																										3,000,000,000
Line of Credit Facility, Decrease, Repayments																											900,000,000	500,000,000	1,600,000,000
Line of Credit Facility, Remaining Borrowing Capacity																														3,000,000,000	3,000,000,000
Term Loan Maximum Borrowing Capacity																									8,000,000,000
Debt Instrument, Increase, Additional Borrowings																								9,226,000,000
Payments of Debt Issuance Costs																								304,000,000
Stock repurchased and retired											1.3
Long-term debt							2,541,000,000	2,541,000,000	2,528,000,000	2,576,000,000
Extinguishment of Debt, Amount				123,000,000		175,000,000
Pretax loss on the early extinguishment of debt	46,000,000	56,000,000	0	46,000,000	56,000,000
Tender Offer of Debentures				145,000,000
Repayments of Notes Payable	668,000,000	0	0																													674,000,000
Outstanding debt	22,400,000,000
Debt instrument covenant, ratio of indebtedness to net capital, maximum	0.65
Amount of debt, if exceeded, causes company to comply with capitalization ratios																														500,000,000
Amount at which a failure to pay results in default	50,000,000
Permitted amount of acceleration of principal which causes default	200,000,000
Amount of acceleration of principal which causes default	100,000,000
Amount of judgment which causes default	$ 200,000,000